S000000551 [Member] Expense Example - Nuveen Virginia Municipal Bond Fund	May 31, 2026 USD ($)
Nuveen Virginia Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 490
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	1,326
Nuveen Virginia Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	705
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	$ 1,859